Segment Information - Summary of Geographical Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of geographical areas [line items]
Sales revenues	¥ 48,036,704	¥ 45,095,325	¥ 37,154,298
Operating expenses	43,241,118	39,742,390	34,429,273
Operating income	4,795,586	5,352,934	2,725,025
Total assets	93,601,350	90,114,296	74,303,180
Non-current assets	17,704,029	16,486,260	14,553,580
Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	48,036,704	45,095,325	37,154,298
Japan [Member]
Disclosure of geographical areas [line items]
Sales revenues	21,859,094	21,020,721	17,583,196
Operating expenses	18,707,971	17,536,451	15,681,733
Operating income	3,151,123	3,484,270	1,901,463
Total assets	26,347,925	24,711,142	23,241,334
Non-current assets	6,246,879	5,827,404	5,658,859
Japan [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	10,719,120	10,193,556	9,122,282
Japan [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	11,139,974	10,827,165	8,460,914
North America [Member]
Disclosure of geographical areas [line items]
Sales revenues	19,300,327	17,943,072	13,843,901
Operating expenses	19,191,519	17,436,753	13,918,637
Operating income	108,808	506,319	(74,736)
Total assets	33,423,938	31,886,959	26,024,734
Non-current assets	7,887,494	7,374,724	6,255,561
North America [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	18,930,253	17,624,268	13,509,027
North America [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	370,074	318,805	334,874
Europe [Member]
Disclosure of geographical areas [line items]
Sales revenues	6,313,489	5,681,764	4,273,735
Operating expenses	5,897,936	5,293,668	4,216,276
Operating income	415,553	388,096	57,460
Total assets	9,463,797	8,749,680	6,813,474
Non-current assets	1,589,830	1,407,680	1,042,726
Europe [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	6,110,052	5,503,738	4,097,537
Europe [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	203,437	178,026	176,198
Asia [Member]
Disclosure of geographical areas [line items]
Sales revenues	8,988,062	8,730,749	8,044,906
Operating expenses	8,091,552	7,865,158	7,330,455
Operating income	896,510	865,591	714,451
Total assets	9,467,913	9,096,282	7,908,520
Non-current assets	1,225,158	1,190,348	1,031,057
Asia [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	7,903,360	7,604,269	7,076,922
Asia [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	1,084,702	1,126,479	967,984
Other [Member]
Disclosure of geographical areas [line items]
Sales revenues	4,521,257	4,389,785	3,472,193
Operating expenses	4,268,632	4,191,441	3,240,832
Operating income	252,626	198,345	231,362
Total assets	6,010,880	6,167,902	4,726,373
Non-current assets	754,669	686,104	565,377
Other [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	4,373,919	4,169,494	3,348,530
Other [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	147,338	220,292	123,663
Inter-segment Elimination/Unallocated Amount [Member]
Disclosure of geographical areas [line items]
Sales revenues	(12,945,525)	(12,670,767)	(10,063,633)
Operating expenses	(12,916,492)	(12,581,079)	(9,958,659)
Operating income	(29,033)	(89,687)	(104,974)
Total assets	8,886,897	9,502,332	5,588,745
Inter-segment Elimination/Unallocated Amount [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	¥ (12,945,525)	¥ (12,670,767)	¥ (10,063,633)